Stock-Based Compensation - Summarizes Activities Related to Stock Options and Performance Stock Units (Details) - Performance Stock Options and Stock Units - 2013 Equity Incentive Plan - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	8,695,002
Number of shares, Granted	2,121,495
Number of shares, Exercised	(223,323)
Number of shares, Cancelled and forfeited	(850,643)
Number of shares, Ending balance	9,742,531	8,695,002
Number of shares, Vested and exercisable	4,729,547
Number of shares, Vested and expected to vest	9,742,531
Weighted-average exercise price, Beginning balance	$ 3.07
Weighted-average Grant price, Granted	6.71
Weighted-average Grant price, Vested/Exercised	1.72
Weighted-average Grant price, Forfeited	4.03
Weighted-average exercise price, Ending balance	3.8	$ 3.07
Weighted-average exercise price, Vested and exercisable	$ 2.49
Weighted-average remaining contractual life (years)	7 years 6 months	7 years 3 months 18 days
Vested and Expected to vest, Weighted-average remaining contractual life (years)	6 years 6 months
Aggregate intrinsic value	$ 24,659	$ 52,941
Aggregate intrinsic value, Vested and exercisable	$ 18,197